Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 10,159,717	$ 11,136,130
Allowance for credit loss	(1,113,046)	(479,698)
Accounts receivable, net	$ 9,046,671	$ 10,656,432